Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee Benefit Plans [Abstract]
Employee contribute and accrued amount	¥ 72,551	¥ 16,092	¥ 20,806